Tax (Tables)	12 Months Ended
Jun. 30, 2026
Tax [Abstract]
Income Tax Expense Comprises Current and Deferred Tax
Income tax expense comprises current and deferred tax and is recognised in the Consolidated Statement of Profit or Loss, except to the extent that it relates to items recognised directly in the Consolidated Statement of Comprehensive Income.

	2026 $’000	2025 $’000	2024 $’000
Current income tax benefit/(expense)	(2,710)	795	(660)
Deferred income tax benefit/(expense)	676	1,141	(1,684)
Total income tax benefit/(expense)	(2,034)	1,936	(2,344)

Reconciliation of Prima Facie Income Tax Expense
	2026 $’000	2025 $’000	2024 $’000
Profit/(loss) before income tax	46,424	(249,050)	(75,696)
Income tax on profit/(loss) before income tax calculated at 30 per cent (2025 and 2024: 30 per cent)	(13,927)	74,715	22,709
Adjust for tax effect of:
Mining Tax – Canada	(2,008)	93	49
Non-assessable income	7,088	1,181	12
Non-deductible expenses	(34,004)	(7,932)	(4,456)
Other assessable income	86	–	(1,263)
Other deductible expenses	–	–	999
Prior period adjustments	389	3,809	–
Tax losses and temporary differences not brought to account	43,891	(61,452)	(17,817)
Tax rate differential on non-Australian income	(3,549)	(8,478)	(2,577)
Total income tax benefit/(expense)	(2,034)	1,936	(2,344)

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities are attributable to the following tax losses and temporary differences:

	Deferred tax assets		Deferred tax liabilities		Deferred tax charged/ (credited) to profit or loss
	2026 $’000	2025 $’000	2026 $’000	2025 $’000	2026 $’000	2025 $’000
Temporary differences
Deferred income	–	1,319	–	–	1,319	(21)
Property, plant & equipment	–	–	50,495	15,275	35,220	(31,404)
Provisions	4,309	519	–	–	(3,790)	7,371
Tax losses	37,040	3,600	–	–	(33,440)	22,165
Other	309	324	–	–	15	748
Total	41,658	5,762	50,495	15,275	(676)	(1,141)
Set off temporary differences	(41,658)	(5,762)	(41,658)	(5,762)	–	–
Total	–	–	8,837	9,513	(676)	(1,141)

Movement in Deferred Tax Balances
The movement in deferred tax balances during the year is as follows:

	2026 $’000	2025 $’000	2024 $’000
At the beginning of the financial year	9,513	9,853	9,291
Charged/(credited) to profit or loss	(676)	(1,141)	1,684
Charged/(credited) to equity	–	801	(1,122)
At the end of the financial year	8,837	9,513	9,853

Unrecognised Deferred Tax Assets and Liabilities
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2026 $’000	2025 $’000
Tax losses – capital	4,613	4,378
Tax losses – revenue	69,054	65,327
Temporary differences	57,478	60,249
Total unrecognised deferred tax assets	131,145	129,954